Intangible assets - Summary of Amortization expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	€ (138)	€ (182)	€ (223)
Research and development expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	(79)	(98)	(115)
General and administrative expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	€ (59)	€ (84)	€ (108)